Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net
Schedule of property, plant and equipment

	December 31,	December 31,
	2024	2025
Production facilities	6,845,010	10,356,573
Mold and tooling	7,108,020	10,299,152
Charging & battery swap equipment	7,761,253	9,276,827
Leasehold improvements	6,124,611	6,365,523
Computer and electronic equipment	1,922,333	1,901,435
Corporate vehicles	1,949,132	1,666,591
R&D equipment	1,635,821	1,648,097
Purchased software	1,349,419	1,441,795
Buildings and constructions	913,281	911,446
Construction in process	3,616,078	852,922
Subscriptions Vehicles	799,846	791,480
Others	1,429,868	1,740,402
Subtotal	41,454,672	47,252,243
Less: Accumulated depreciation	(15,559,399)	(21,421,906)
Less: Accumulated impairment	(2,369)	(2,369)
Total property, plant and equipment, net	25,892,904	25,827,968